Income Taxes	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Income Taxes

10. Income Taxes

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

Canada

Under the current Canadian income tax act, the Company’s Canadian subsidiaries, PFAI and PFI, are subject to a combined provincial and federal corporate income tax of 27%.

The Company’s provision for income taxes consisted of the following:

	December 31, 2024	December 31, 2023
	US$	US$
Current income tax expense	255,772	113,886
Deferred income tax (recovery) expense	(56,267)	103,870
Total income tax	199,505	217,756

Reconciliation of the differences between statutory tax rate and the effective tax rate

The Company and its subsidiaries operate in several tax jurisdictions. Therefore, the income is subject to various rates of taxation. The income tax expense differed from the amount that would have resulted from applying the Cayman Islands statutory income tax rates to the Company’s pre-tax income is as follows:

	December 31, 2024	December 31, 2023
	US$	US$
Income before income tax expenses	485,647	1,135,443
Cayman Islands statutory income tax rate	—%	—%
Income tax calculated at statutory rate	—	—
(Increase) decrease in income tax expense resulting from:
Rate differences in various jurisdictions	255,772	306,570
Expenses not deductible for tax	—	260
Tax loss utilized during the year	—	(87,282)
Change in deferred income tax assets not recognized		(1,792)
Change in deferred income tax liabilities	(56,267)	—
Total income tax expense	199,505	217,756

The Company’s deferred tax assets and liabilities are as follows:

	December 31, 2024	December 31, 2023
	US$	US$
Deferred income tax assets (liabilities)
Allowance for current expected credit loss	24,375	—
Property, plant and equipment and intangible assets	(68,242)	(105,999)
Total deferred income tax assets (liabilities)	(43,867)	(105,999)
Valuation allowance	—	—
Net deferred income tax liabilities	(43,867)	(105,999)

As at December 31, 2024, the Company had no non-capital losses in Canada that may be carried forward to reduce taxable income derived in future years (2023: nil).